Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Jul. 30, 2020	Jul. 29, 2020	Dec. 31, 2019
Condensed Consolidated Balance Sheets
Long term debt at fair value		$ 0			$ 11,659
Other liabilities	$ 2,869	$ 3,549			$ 6,784
Common stock, par value	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000			52,575,160
Common stock, shares issued	91,455,732	81,669,151		21,562,100	34,197,822
Common stock, shares outstanding	91,455,732	81,669,151	21,562,100		34,197,822